Employee Benefit Plans - FV of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 37,416	$ 30,084	$ 25,689
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	37,113	29,773
Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	303	311
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,449	666
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,449	666
Cash equivalents | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value	303	311
Corporate bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Corporate bonds | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	303	311
Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,774	1,473
Equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,774	1,473
Equity securities | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value	33,890	27,634
Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	33,890	27,634
Mutual funds | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 0	$ 0